UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2013

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-45.2%
	Basic Materials-4.6%
28,540	Aceto Corp.	$445,794
200,000	Barrick Gold Corp.	3,724,000
116,500	CF Industries Holdings, Inc.	24,561,695
245,000	Cooper Tire & Rubber Co.	7,546,000
11,580	Cytec Industries, Inc.	942,149
40,600	Eastman Chemical Co.	3,162,740
182,000	Huntsman Corp.	3,751,020
70,000	Innospec, Inc.	3,266,200
40,000	Newmont Mining Corp.	1,124,000
170,000	Olin Corp.	3,921,900
330,000	PH Glatfelter Co.	8,933,100
330,000	PolyOne Corp.	10,134,300
161,200	PPG Industries, Inc.	26,930,072
25,000	Terra Nitrogen Co. LP	5,067,500
100,000	Westlake Chemical Corp.	10,466,000
91,200	Worthington Industries, Inc.	3,140,016

		117,116,486

	Consumer, Cyclical-9.3%
695,700	Alaska Air Group, Inc.	43,564,734
14,500	CVS Caremark Corp.	822,875
309,700	Destination Maternity Corp.	9,848,460
299,960	Dillard’s, Inc., Class A	23,486,868
162,700	DIRECTV, Class A*	9,721,325
52,900	Foot Locker, Inc.	1,795,426
1,639,165	Ford Motor Co.	27,652,713
100,000	Haverty Furniture Cos., Inc.	2,453,000
33,300	LeapFrog Enterprises, Inc.*	313,686
10,000	Lennar Corp., Class A	354,000
627,800	Macy’s, Inc.	27,164,906
170,000	Moody’s Corp.	11,956,100
340,000	RR Donnelley & Sons Co.	5,372,000
769,715	Sinclair Broadcast Group, Inc., Class A	25,800,847
91,000	Southwest Airlines Co.	1,324,960
200,670	Target Corp.	12,838,867
40,000	TJX Cos., Inc.	2,255,600
163,500	Viacom, Inc., Class A	13,702,935
156,300	Viacom, Inc., Class B	13,063,554
70,000	Wal-Mart Stores, Inc.	5,177,200

		238,670,056

	Consumer, Non-cyclical-6.6%
100,000	Dean Foods Co.*	1,930,000
361,260	Eli Lilly & Co.	18,182,216
44,000	Grand Canyon Education, Inc.*	1,772,320
36,000	Helen of Troy, Ltd.*	1,591,200
65,000	Ingles Markets, Inc., Class A	1,867,450
207,600	Ingredion, Inc.	13,736,892
400,000	Kroger Co.	16,136,000
449,940	Merck & Co., Inc.	21,421,643
608,000	Mylan, Inc.*	23,207,360
171,000	Newell Rubbermaid, Inc.	4,702,500
110,900	Omnicare, Inc.	6,154,950
578,260	Pfizer, Inc.	16,601,844
2,850	Seaboard Corp.	7,831,800

Shares or Principal Amount		Value

	Consumer, Non-cyclical (continued)
9,000	Seneca Foods Corp., Class A*	$270,810
50,000	Spartan Stores, Inc.	1,103,000
740	Toro Co.	40,219
11,000	Towers Watson & Co., Class A	1,176,560
30,000	Tupperware Brands Corp.	2,591,100
13,000	United Therapeutics Corp.*	1,025,050
157,180	UnitedHealth Group, Inc.	11,255,660
61,820	USANA Health Sciences, Inc.*	5,365,358
91,875	WellPoint, Inc.	7,681,669
195,371	WhiteWave Foods Co., Class A*	3,901,559

		169,547,160

	Energy-4.1%
160,790	Chevron Corp.	19,535,985
50,000	Cimarex Energy Co.	4,820,000
93,400	ConocoPhillips	6,492,234
146,065	Delek US Holdings, Inc.	3,080,511
98,300	Exxon Mobil Corp.	8,457,732
555,324	HollyFrontier Corp.	23,384,693
93,800	Plains All American Pipeline LP	4,939,508
554,860	Tesoro Corp.	24,402,743
248,000	Valero Energy Corp.	8,469,200

		103,582,606

	Financial-6.8%
304,000	American Financial Group, Inc.	16,434,240
187,990	AmTrust Financial Services, Inc.	7,342,889
301,000	Aspen Insurance Holdings, Ltd.	10,923,290
196,000	Brookfield Office Properties, Inc.	3,737,720
187,600	CBL & Associates Properties, Inc., REIT	3,583,160
22,000	FBL Financial Group, Inc., Class A	987,800
1,057,080	Fifth Third Bancorp	19,069,723
43,000	Goldman Sachs Group, Inc.	6,803,030
36,000	Horace Mann Educators Corp.	1,021,680
410,110	JPMorgan Chase & Co.	21,198,586
997,500	KeyCorp	11,371,500
30,000	Montpelier Re Holdings, Ltd.	781,500
348,200	Nelnet, Inc., Class A	13,388,290
11,260	PNC Financial Services Group, Inc.	815,787
352,790	Protective Life Corp.	15,011,215
275,000	Rent-A-Center, Inc.	10,477,500
79,260	Southside Bancshares, Inc.	2,125,753
110,600	Torchmark Corp.	8,001,910
115,044	Travelers Cos., Inc.	9,752,280
387,025	Unum Group	11,781,041

		174,608,894

	Industrial-5.1%
2,860	AGCO Corp.	172,801
122,120	AMERCO	22,485,956
358,300	American Axle & Manufacturing Holdings, Inc.*	7,065,676
153,500	American Railcar Industries, Inc.	6,021,805
187,572	CNH Industrial NV*	2,344,650
30,000	Cummins, Inc.	3,986,100
14,000	Deere & Co.	1,139,460
60,000	Eaton Corp. PLC	4,130,400
27,600	Ingersoll-Rand PLC	1,792,344
180,000	Jarden Corp.*	8,712,000
200,000	Magna International, Inc.	16,512,000
4,000	Republic Services, Inc.	133,440
322,480	Sturm Ruger & Co., Inc.	20,196,922

Shares or Principal Amount		Value

	Industrial (continued)
110,540	Timken Co.	$6,676,616
82,500	Trinity Industries, Inc.	3,741,375
333,265	TRW Automotive Holdings Corp.*	23,765,127
40,000	United Rentals, Inc.*	2,331,600

		131,208,272

	Technology-5.6%
133,100	Alliant Techsystems, Inc.	12,985,236
180,000	Amkor Technology, Inc.*	772,200
190,000	Arrow Electronics, Inc.*	9,220,700
165,000	Avnet, Inc.	6,882,150
65,000	CSG Systems International, Inc.	1,628,250
514,650	Deluxe Corp.	21,440,319
230,000	Intel Corp.	5,271,600
19,500	International Business Machines Corp.	3,611,010
280,500	Kulicke & Soffa Industries, Inc.*	3,239,775
166,000	Lexmark International, Inc., Class A	5,478,000
51,000	Lockheed Martin Corp.	6,505,050
128,560	Northrop Grumman Corp.	12,246,626
285,000	PDL BioPharma, Inc.	2,271,450
2,320	Symantec Corp.	57,420
20,000	TE Connectivity, Ltd.	1,035,600
339,900	Triumph Group, Inc.	23,867,778
396,640	Western Digital Corp.	25,146,976

		141,660,140

	Utilities-3.1%
141,500	American Electric Power Co., Inc.	6,134,025
18,000	American States Water Co.	496,080
320,500	AT&T, Inc.	10,839,310
464,000	BCE, Inc.	19,812,800
10,000	Black Hills Corp.	498,600
75,000	BT Group PLC, ADR	4,147,500
133,580	DTE Energy Co.	8,813,608
67,000	El Paso Electric Co.	2,237,800
15,000	IDACORP, Inc.	726,000
20,000	Laclede Group, Inc.	900,000
100,000	Pike Electric Corp.	1,132,000
80,000	Pinnacle West Capital Corp.	4,379,200
190,120	PNM Resources, Inc.	4,302,416
258,820	Portland General Electric Co.	7,306,489
28,000	Public Service Enterprise Group, Inc.	922,040
134,000	TELUS Corp.	4,438,080
10,700	UNS Energy Corp.	498,834
150,000	Vonage Holdings Corp.*	471,000
25,000	Westar Energy, Inc.	766,250

		78,822,032

TOTAL COMMON STOCKS (Cost $856,004,570)		1,155,215,646

CLOSED-END FUNDS-0.1%
140,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,513,400
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	161,575
50,000	Nuveen Premium Income Municipal Fund 2	652,500

TOTAL CLOSED-END FUNDS (Cost $2,317,358)		2,327,475

Shares or Principal Amount		Value

EXCHANGE TRADED FUNDS-0.8%
55,000	iShares® MSCI Canada Index Fund	$1,557,050
15,000	iShares® MSCI Germany Index Fund	417,150
20,000	iShares® MSCI Indonesia Investable Market Index Fund	471,800
30,000	iShares® MSCI Philippines Investable Market Index Fund	986,700
64,540	iShares® MSCI Poland Investable Market Index Fund	1,847,780
318,000	iShares® MSCI Singapore Index Fund	4,245,300
6,000	iShares® MSCI South Korea Index Fund	369,180
70,000	iShares® MSCI Switzerland Index Fund	2,190,300
10,000	iShares® S&P® National Municipal Bond Fund	1,044,900
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF	2,976,638
182,770	SPDR® S&P® Homebuilders ETF	5,587,279

TOTAL EXCHANGE TRADED FUNDS (Cost $20,386,418)		21,694,077

CORPORATE BONDS-8.0%
	Basic Materials-0.5%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,038,055
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,216,815
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,742,379

		11,997,249

	Communications-0.2%
5,000,000	BellSouth Corp., 5.200%, 9/15/14	5,219,295

	Consumer, Cyclical-0.5%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,650,660
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	5,853,290
785,000	McDonald’s Corp., 5.700%, 2/1/39	912,958
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,142,862

		13,559,770

	Consumer, Non-cyclical-1.0%
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,244,975
3,000,000	Hershey Co., 4.125%, 12/1/20	3,255,861
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	5,584,264
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,016,935
5,465,000	Wyeth LLC, 5.500%, 2/15/16	6,070,588

		25,172,623

	Energy-1.0%
5,000,000	Apache Corp., 3.250%, 4/15/22	4,896,935
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	4,829,535
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,046,655
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,647,909
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,243,540

		25,664,574

	Financial-2.9%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,182,240
5,000,000	Bank of America Corp., 1.764%, 4/27/16(a)	5,023,920
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,199,745
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,414,645
4,000,000	General Electric Capital Corp., 0.759%, 2/6/14(a)	4,007,192
10,000,000	General Electric Capital Corp., 1.068%, 4/15/20(a)	9,962,240
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,450,784
15,000,000	JPMorgan Chase & Co., 2.600%, 1/15/16	15,496,950
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,183,210
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,399,990
5,000,000	National City Corp., 4.900%, 1/15/15	5,257,310
5,000,000	UBS AG, 5.875%, 12/20/17	5,773,660

		74,351,886

	Industrial-0.3%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,276,613

Shares or Principal Amount		Value

	Industrial (continued)
$1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	$1,448,948
5,000,000	United Technologies Corp., 3.100%, 6/1/22	4,920,695

		7,646,256

	Technology-1.2%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,381,976
5,000,000	Intel Corp., 3.300%, 10/1/21	4,978,495
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,089,853
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,230,490
3,700,000	Microsoft Corp., 5.200%, 6/1/39	3,898,276
5,000,000	Oracle Corp., 2.500%, 10/15/22	4,611,260

		31,190,350

	Utilities-0.4%
5,000,000	Duke Energy Florida, Inc., 5.800%, 9/15/17	5,772,710
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,612,158

		10,384,868

TOTAL CORPORATE BONDS (Cost $207,103,172)		205,186,871

MORTGAGE BACKED SECURITIES-1.1%
	Federal Home Loan Mortgage Corporation-0.3%
6,098,564	3.000%, 11/1/26	6,308,044
3,730,234	3.500%, 5/1/42	3,790,645

		10,098,689

	Federal National Mortgage Association-0.5%
3,147,261	3.000%, 3/1/27, Pool #AB4726	3,261,299
3,954,880	3.000%, 4/1/27, Pool #AB4927	4,098,244
4,697,685	4.500%, 9/1/40, Pool #MA0547	4,950,627

		12,310,170

	Government National Mortgage Association-0.3%
6,617,249	4.000%, 12/20/40, Pool #4882	7,029,199

TOTAL MORTGAGE BACKED SECURITIES (Cost $29,124,521)		29,438,058

U.S. GOVERNMENT AGENCIES-2.1%
	Federal Farm Credit Banks-1.1%
10,000,000	1.750%, 5/28/20	9,601,680
10,000,000	2.380%, 5/15/23	9,309,120
10,000,000	3.220%, 3/26/31	8,950,640

		27,861,440

	Federal Home Loan Bank-0.8%
5,000,000	1.600%, 10/22/20	4,717,985
5,000,000	1.250%, 7/25/22 (b)	4,915,770
10,000,000	2.430%, 10/11/22	9,511,260

		19,145,015

	United States Department of Housing and Urban Development-0.2%
5,000,000	2.050%, 8/1/19	5,023,150

TOTAL U.S. GOVERNMENT AGENCIES (Cost $55,211,120)		52,029,605

U.S. TREASURY BONDS & NOTES-29.5%
	U.S. Treasury Bonds-4.0%
97,500,000	3.875%, 8/15/40	101,552,295

	U.S. Treasury Inflation Indexed Notes-4.0%
15,904,350	2.500%, 7/15/16	17,550,705
12,822,730	1.625%, 1/15/18	14,094,988

Shares or Principal Amount		Value

	U.S. Treasury Inflation Indexed Notes (continued)
$64,815,636	1.375%, 1/15/20	$71,084,539

		102,730,232

	U.S. Treasury Notes-21.5%
55,000,000	2.625%, 12/31/14	56,682,230
20,000,000	0.250%, 5/31/15	19,996,880
60,000,000	2.000%, 1/31/16	62,212,500
45,000,000	0.250%, 5/15/16	44,708,220
45,000,000	1.000%, 9/30/16	45,478,125
58,000,000	4.625%, 2/15/17	65,358,750
50,000,000	1.500%, 8/31/18	50,343,750
70,000,000	2.750%, 2/15/19	74,500,790
107,000,000	2.625%, 11/15/20	111,305,038
20,000,000	1.750%, 5/15/23	18,539,060

		549,125,343

TOTAL U.S. TREASURY BONDS & NOTES (Cost $747,021,175)		753,407,870

FOREIGN BONDS-2.4%
	Australia Government-0.4%
AUD 10,000,000	5.250%, 3/15/19	10,251,416

	Canada Government-0.4%
CAD 5,000,000	3.750%, 6/1/19	5,304,305
CAD 5,000,000	3.500%, 6/1/20	5,252,949

		10,557,254

	Denmark Government-0.4%
DKK 56,000,000	1.500%, 11/15/23	9,727,591

	International Bank for Reconstruction & Development-0.1%
TRY 8,000,000	6.000%, 7/23/15	3,855,350

	Netherlands Government-0.2%
EUR 3,000,000	4.000%, 7/15/19	4,667,740

	Norway Government-0.3%
NOK 21,000,000	4.500%, 5/22/19	3,880,658
NOK 28,000,000	2.000%, 5/24/23	4,335,587

		8,216,245

	Queensland Treasury Corp.-0.2%
AUD 5,000,000	6.000%, 10/14/15	4,962,498

	Sweden Government-0.4%
SEK 52,000,000	5.000%, 12/1/20	9,626,882

TOTAL FOREIGN BONDS (Cost $60,800,272)		61,864,976

MUNICIPAL BONDS-3.0%
	California-0.0%(c)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,041,860

	Colorado-0.0%(c)
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,132,510

	Connecticut-0.2%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,083,592

Shares or Principal Amount		Value

	Florida-0.0%(c)
$1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	$1,032,760

	Georgia-0.4%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,248,550
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,897,300

		9,145,850

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	534,635
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,019,050

		1,553,685

	Maryland-0.2%
5,000,000	County of Montgomery MD, 3.000%, 11/1/29	4,423,850

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,163,710

	Michigan-0.0%(c)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,023,280

	Ohio-0.9%
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,579,546
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	4,796,992
5,000,000	County of Cuyahoga OH, 4.000%, 12/1/37	4,585,450
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,169,762
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	532,420
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,017,350
105,000	Ohio State University Prerefunded Revenue Bonds, Series A, 5.000%, 12/1/28	123,470
895,000	Ohio State University Unrefunded Revenue Bonds, Series A, 5.000%, 12/1/28	980,857
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	591,630
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,115,360
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,031,440
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,087,060

		23,611,337

	Texas-0.4%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,066,890
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,031,130
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	526,365
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,714,852
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,046,180

		9,385,417

	Washington-0.5%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	4,552,950
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,908,907

		11,461,857

	Wisconsin-0.2%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	5,662,350

TOTAL MUNICIPAL BONDS (Cost $77,674,060)		76,722,058

Shares		Value

SHORT TERM INVESTMENTS-7.6%
	Mutual Funds-0.8%
19,353,160	First American Government Obligations Fund, 7-Day Yield 0.006%	$19,353,160

	U.S. Government Agency Securities-6.8%
$175,000,000	United States Treasury Bills, 0.057%, 2/6/14(d)	174,990,725

TOTAL SHORT TERM INVESTMENTS (Cost $194,317,827)		194,343,885

TOTAL INVESTMENT SECURITIES-99.8% (Cost $2,249,960,493)		2,552,230,521
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%		5,627,166

NET ASSETS-100.0%		$2,557,857,687

Percentages shown are based on Net Assets.

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.
(b)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2013.
(c)	Less than 0.05% of Net Assets
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

ADR - American Depositary Receipt

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

DKK - Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

SPDR - Standard & Poor’s Depositary Receipts

TRY - Turkish Lira

Foreign Bonds Securities Allocation

% of Net Assets

Europe	0.8%
Europe - Euro	0.6%
Asia - Pacific	0.6%
North America	0.4%

2.4%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-98.3%
	Basic Materials-8.7%
49,377	Aceto Corp.	$771,269
69,360	Cooper Tire & Rubber Co.	2,136,288
62,975	Innospec, Inc.	2,938,413
115,540	Lydall, Inc.*	1,983,822
24,784	Neenah Paper, Inc.	974,259
72,020	PH Glatfelter Co.	1,949,581
30,900	Worthington Industries, Inc.	1,063,887

		11,817,519

	Consumer, Cyclical-13.8%
51,420	1-800-Flowers.com, Inc., Class A*	253,501
6,731	Bassett Furniture Industries, Inc.	108,975
20,052	Courier Corp.	317,223
24,220	Destination Maternity Corp.	770,196
16,370	Dorman Products, Inc.	811,133
16,201	Flexsteel Industries, Inc.	404,539
37,220	Fred’s, Inc., Class A	582,493
115,110	Haverty Furniture Cos., Inc.	2,823,648
43,260	Kona Grill, Inc.*	502,681
87,940	La-Z-Boy, Inc.	1,997,117
23,180	Meritage Homes Corp.*	995,581
114,970	Myers Industries, Inc.	2,312,047
11,767	Patrick Industries, Inc.*	353,598
42,230	PC Connection, Inc.	637,251
30,935	Rocky Brands, Inc.	538,578
161,605	Sinclair Broadcast Group, Inc., Class A	5,417,000

		18,825,561

	Consumer, Non-cyclical-9.6%
24,880	Andersons, Inc.	1,739,112
177,570	Carriage Services, Inc.	3,444,858
18,080	G&K Services, Inc., Class A	1,091,851
14,604	John B Sanfilippo & Son, Inc.	338,667
18,877	Libbey, Inc.*	448,895
9,455	Nature’s Sunshine Products, Inc.	180,307
32,300	Seneca Foods Corp., Class A*	971,907
89,700	Toro Co.	4,875,195

		13,090,792

	Energy-7.0%
12,530	Adams Resources & Energy, Inc.	695,540
62,280	Alon USA Energy, Inc.	635,879
104,200	Delek US Holdings, Inc.	2,197,578
130,965	EPL Oil & Gas, Inc.*	4,860,111
39,639	Star Gas Partners LP	195,024
14,420	Sunoco Logistics Partners LP	958,209

		9,542,341

	Financial-14.8%
2,217	Altisource Asset Management Corp.*	1,165,011
7,424	Altisource Residential Corp., Class B	170,604
81,610	American Financial Group, Inc.	4,411,837
14,388	AmTrust Financial Services, Inc.	561,995
12,450	BofI Holding, Inc.*	807,507

Shares or Principal Amount		Value

	Financial (continued)
27,065	ePlus, Inc.	$1,398,719
16,240	Federal Agricultural Mortgage Corp., Class C	542,091
16,633	HCI Group, Inc.	679,292
700	Investors Title Co.	52,570
43,640	MainSource Financial Group, Inc.	662,892
25,975	Nicholas Financial, Inc.	423,133
24,950	Outerwall, Inc.*	1,247,250
27,870	Peoples Bancorp, Inc.	581,926
122,205	Rent-A-Center, Inc.	4,656,010
41,729	Southside Bancshares, Inc.	1,119,165
19,140	World Acceptance Corp.*	1,721,069

		20,201,071

	Industrial-17.4%
74,185	Alamo Group, Inc.	3,628,388
25,990	AMERCO	4,785,539
54,080	Celadon Group, Inc.	1,009,674
71,000	Dana Holding Corp.	1,621,640
45,570	Franklin Electric Co., Inc.	1,795,458
21,864	NN, Inc.	340,204
16,175	Park-Ohio Holdings Corp.*	621,444
61,315	SORL Auto Parts, Inc.*	228,092
13,915	Standex International Corp.	826,551
51,857	StealthGas, Inc.*	473,973
3,398	Strattec Security Corp.	130,313
121,967	Sturm Ruger & Co., Inc.	7,638,793
26,440	Supreme Industries, Inc., Class A*	168,687
19,694	UFP Technologies, Inc.*	448,432

		23,717,188

	Technology-14.4%
8,560	Alliant Techsystems, Inc.	835,114
17,486	Anika Therapeutics, Inc.*	418,965
43,642	CalAmp Corp.*	769,408
19,920	CSG Systems International, Inc.	498,996
130,325	Deluxe Corp.	5,429,339
87,030	Kulicke & Soffa Industries, Inc.*	1,005,196
180,445	Mentor Graphics Corp.	4,217,000
31,790	NetSol Technologies, Inc.*	318,854
41,100	PDL BioPharma, Inc.	327,567
18,350	Perion Network, Ltd.*	241,486
79,690	Triumph Group, Inc.	5,595,832

		19,657,757

	Utilities-12.6%
36,971	Consolidated Water Co., Ltd., Ordinary Shares	553,456
131,165	El Paso Electric Co.	4,380,911
51,320	Laclede Group, Inc.	2,309,400
60,355	NorthWestern Corp.	2,711,147
85,140	PNM Resources, Inc.	1,926,718
119,435	Portland General Electric Co.	3,371,650
9,934	Shenandoah Telecommunications Co.	239,409
524,193	Vonage Holdings Corp.*	1,645,966

		17,138,657

TOTAL COMMON STOCKS (Cost $87,018,116)		133,990,886

Shares or Principal Amount		Value

SHORT TERM INVESTMENTS-3.0%
	Mutual Funds-3.0%
4,151,435	First American Government Obligations Fund, 7-Day Yield 0.006%	$4,151,435

TOTAL SHORT TERM INVESTMENTS (Cost $4,151,435)		4,151,435

TOTAL INVESTMENT SECURITIES-101.3% (Cost $91,169,551)		138,142,321
OTHER LIABILITIES IN EXCESS OF ASSETS-(1.3)%		(1,768,954)

NET ASSETS-100.0%		$136,373,367

Percentages shown are based on Net Assets.

*	Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-96.9%
	Basic Materials-10.9%
4,500	The Goodyear Tire & Rubber Co.*	$101,025
13,000	Huntsman Corp.	267,930
1,000	NewMarket Corp.	287,910
10,000	Olin Corp.	230,700
15,500	PolyOne Corp.	476,005
8,000	Worthington Industries, Inc.	275,440

		1,639,010

	Consumer, Cyclical-12.1%
8,250	Alaska Air Group, Inc.	516,615
5,000	Dillard’s, Inc., Class A	391,500
6,500	Foot Locker, Inc.	220,610
15,000	KB Home	270,300
10,000	RR Donnelley & Sons Co.	158,000
15,000	Steelcase, Inc., Class A	249,300

		1,806,325

	Consumer, Non-cyclical-14.4%
7,500	Dean Foods Co.*	144,750
4,125	Ingredion, Inc.	272,952
10,000	Newell Rubbermaid, Inc.	275,000
75	Seaboard Corp.	206,100
6,400	Toro Co.	347,840
7,225	Tupperware Brands Corp.	624,023
10,325	Tyson Foods, Inc., Class A	291,991

		2,162,656

	Energy-7.6%
4,000	Cimarex Energy Co.	385,600
8,250	HollyFrontier Corp.	347,408
9,300	Tesoro Corp.	409,014

		1,142,022

	Financial-13.8%
8,775	American Financial Group, Inc.	474,376
4,000	Aspen Insurance Holdings, Ltd.	145,160
5,500	Horace Mann Educators Corp.	156,090
11,350	Nelnet, Inc., Class A	436,407
8,000	Protective Life Corp.	340,400
13,425	Rent-A-Center, Inc.	511,493

		2,063,926

	Industrial-18.8%
7,225	AGCO Corp.	436,534
3,000	AMERCO	552,390
11,625	Jarden Corp.*	562,650
6,700	Timken Co.	404,680
6,000	Trinity Industries, Inc.	272,100
8,250	TRW Automotive Holdings Corp.*	588,308

		2,816,662

	Technology-11.3%
2,500	Alliant Techsystems, Inc.	243,900
7,750	Arrow Electronics, Inc.*	376,107

Shares or Principal Amount		Value

	Technology (continued)
13,950	Deluxe Corp.	$581,157
25,500	LSI Corp.	199,410
4,125	Triumph Group, Inc.	289,658

		1,690,232

	Utilities-8.0%
15,550	CMS Energy Corp.	409,276
4,975	DTE Energy Co.	328,250
8,000	Portland General Electric Co.	225,840
7,000	Vectren Corp.	233,450

		1,196,816

TOTAL COMMON STOCKS (Cost $9,914,548)		14,517,649

SHORT TERM INVESTMENTS-3.2%
	Mutual Funds-3.2%
484,702	First American Government Obligations Fund, 7-Day Yield 0.006%	484,702

TOTAL SHORT TERM INVESTMENTS (Cost $484,702)		484,702

TOTAL INVESTMENT SECURITIES-100.1% (Cost $10,399,250)		15,002,351
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(20,471)

NET ASSETS-100.0%		$14,981,880

Percentages shown are based on Net Assets.

*	Non-income producing security.

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-90.6%
	Basic Materials-8.2%
31,656	Aceto Corp.	$494,467
16,005	Neenah Paper, Inc.	629,156

		1,123,623

	Consumer, Cyclical-14.6%
33,240	1-800-Flowers.com, Inc., Class A*	163,873
4,344	Bassett Furniture Industries, Inc.	70,329
12,740	Courier Corp.	201,547
10,474	Flexsteel Industries, Inc.	261,536
28,110	Kona Grill, Inc.*	326,638
7,134	Patrick Industries, Inc.*	214,377
27,275	PC Connection, Inc.	411,580
20,003	Rocky Brands, Inc.	348,252

		1,998,132

	Consumer, Non-cyclical-9.0%
32,651	Carriage Services, Inc.	633,429
8,854	John B Sanfilippo & Son, Inc.	205,324
11,920	Libbey, Inc.*	283,458
6,110	Nature’s Sunshine Products, Inc.	116,518

		1,238,729

	Energy-4.2%
8,090	Adams Resources & Energy, Inc.	449,076
25,770	Star Gas Partners LP	126,788

		575,864

	Financial-24.3%
8,040	BofI Holding, Inc.*	521,475
17,490	ePlus, Inc.	903,883
10,480	Federal Agricultural Mortgage Corp., Class C	349,823
10,748	HCI Group, Inc.	438,948
450	Investors Title Co.	33,795
28,170	MainSource Financial Group, Inc.	427,902
16,892	Nicholas Financial, Inc.	275,171
17,990	Peoples Bancorp, Inc.	375,631

		3,326,628

	Industrial-17.1%
13,258	NN, Inc.	206,294
10,460	Park-Ohio Holdings Corp.*	401,873
38,242	SORL Auto Parts, Inc.*	142,260
9,005	Standex International Corp.	534,897
33,518	StealthGas, Inc.*	306,355
2,196	Strattec Security Corp.	84,217
4,390	Sturm Ruger & Co., Inc.	274,946

Shares		Value

	Industrial (continued)
17,081	Supreme Industries, Inc., Class A*	$108,977
12,734	UFP Technologies, Inc.*	289,953

		2,349,772

	Technology-8.1%
10,601	Anika Therapeutics, Inc.*	254,000
28,212	CalAmp Corp.*	497,377
20,670	NetSol Technologies, Inc.*	207,320
11,860	Perion Network, Ltd.*	156,078

		1,114,775

	Utilities-5.1%
22,421	Consolidated Water Co., Ltd., Ordinary Shares	335,642
6,420	Shenandoah Telecommunications Co.	154,722
64,425	Vonage Holdings Corp.*	202,295

		692,659

TOTAL COMMON STOCKS (Cost $8,232,579)		12,420,182

SHORT TERM INVESTMENTS-9.1%
	Mutual Funds-9.1%
1,247,949	First American Government Obligations Fund, 7-Day Yield 0.006%	1,247,949

TOTAL SHORT TERM INVESTMENTS (Cost $1,247,949)		1,247,949

TOTAL INVESTMENT SECURITIES-99.7% (Cost $9,480,528)		13,668,131
OTHER ASSETS IN EXCESS OF LIABILITIES-0.3%		43,119

NET ASSETS-100.0%		$13,711,250

Percentages shown are based on Net Assets.

*	Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS-98.8%
	Basic Materials-6.4%
15,790	Aceto Corp.	$246,640
7,100	Cooper Tire & Rubber Co.	218,680
1,140	Cytec Industries, Inc.	92,750
6,380	Olin Corp.	147,187
5,460	Worthington Industries, Inc.(a)	187,988

		893,245

	Consumer, Cyclical-13.3%
4,990	Alaska Air Group, Inc.	312,474
5,150	Dillard’s, Inc., Class A(a)	403,245
14,740	LeapFrog Enterprises, Inc.*	138,851
19,475	Sinclair Broadcast Group, Inc., Class A(a)	652,802
11,200	Southwest Airlines Co.(a)	163,072
2,040	Viacom, Inc., Class A(a)	170,972

		1,841,416

	Consumer, Non-cyclical-16.4%
9,645	Eli Lilly & Co.(a)	485,433
3,480	Merck & Co., Inc.	165,683
18,935	Pfizer, Inc.(a)	543,624
3,170	Toro Co.(a)	172,289
8,250	UnitedHealth Group, Inc.(a)	590,783
3,600	USANA Health Sciences, Inc.*(a)	312,444

		2,270,256

	Energy-9.6%
3,595	Chevron Corp.(a)	436,792
10,185	HollyFrontier Corp.(a)	428,890
10,625	Tesoro Corp.(a)	467,288

		1,332,970

	Financial-15.1%
26,790	Fifth Third Bancorp	483,291
3,700	JPMorgan Chase & Co.	191,253
19,990	KeyCorp	227,886
5,600	PNC Financial Services Group, Inc.(a)	405,720
9,305	Protective Life Corp.(a)	395,928
8,022	Southside Bancshares, Inc.(a)	215,145
1,980	Travelers Cos., Inc.(a)	167,845

		2,087,068

	Industrial-12.7%
3,660	AGCO Corp.	221,137
1,470	AMERCO(a)	270,671
11,145	Sturm Ruger & Co., Inc.(a)	698,012
2,175	Timken Co.(a)	131,370
2,960	TRW Automotive Holdings Corp.*(a)	211,078
3,970	United Rentals, Inc.*(a)	231,411

		1,763,679

	Technology-15.1%
11,925	Deluxe Corp.(a)	496,796
16,135	Kulicke & Soffa Industries, Inc.*(a)	186,359

Shares		Value

	Technology (continued)
2,375	Lockheed Martin Corp.(a)	$302,931
1,180	Northrop Grumman Corp.(a)	112,407
10,255	Symantec Corp.(a)	253,811
4,665	Triumph Group, Inc.(a)	327,576
6,520	Western Digital Corp.(a)	413,368

		2,093,248

	Utilities-10.2%
6,245	AT&T, Inc.(a)	211,206
3,135	DTE Energy Co.	206,847
9,305	PNM Resources, Inc.	210,572
16,630	Portland General Electric Co.(a)	469,465
100,565	Vonage Holdings Corp.*(a)	315,774

		1,413,864

TOTAL COMMON STOCKS (Cost $10,697,071)		13,695,746

EXCHANGE TRADED FUNDS-1.3%
5,760	SPDR® S&P® Homebuilders ETF	176,083

TOTAL EXCHANGE TRADED FUNDS (Cost $157,819)		176,083

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
31,809	First American Government Obligations Fund, 7-Day Yield 0.006%	31,809

TOTAL SHORT TERM INVESTMENTS (Cost $31,809)		31,809

TOTAL INVESTMENT SECURITIES-100.3% (Cost $10,886,699)		13,903,638
SEGREGATED CASH DUE TO BROKERS-(0.0)%(b)		(6,287)
SECURITIES SOLD SHORT-(0.2)% (Proceeds $24,910)		(26,690)
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(7,537)

NET ASSETS-100.0%		$13,863,124

Shares		Value

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCKS-(0.2)%
	Technology-(0.2)%
(990)	Bluebird Bio, Inc.	$(26,690)

TOTAL COMMON STOCKS SOLD SHORT		(26,690)

TOTAL SECURITIES SOLD SHORT-(0.2)% (Proceeds $24,910)		$(26,690)

Percentages shown are based on Net Assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $8,506,924.
(b)	Less than 0.05% of Net Assets

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

Notes to Financial Statements	James Advantage Funds
September 30, 2013

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund and James Micro Cap Fund are each a diversified series of the Trust, and James Long-Short Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013:

James Balanced: Golden Rainbow Fund

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,155,215,646	$–	$–	$1,155,215,646
Closed-End Funds	2,327,475	–	–	2,327,475
Exchange Traded Funds	21,694,077	–	–	21,694,077
Corporate Bonds	–	205,186,871	–	205,186,871
Mortgage Backed Securities	–	29,438,058	–	29,438,058
U.S. Government Agencies	–	52,029,605	–	52,029,605
U.S. Treasury Bonds & Notes	753,407,870	–	–	753,407,870
Foreign Bonds	–	61,864,976	–	61,864,976
Municipal Bonds	–	76,722,058	–	76,722,058
Short Term Investments	194,343,885	–	–	194,343,885
Total	$2,126,988,953	$425,241,568	$–	$2,552,230,521

James Small Cap Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$133,990,886	$–	$–	$133,990,886
Short Term Investments	4,151,435	–	–	4,151,435
Total	$138,142,321	$–	$–	$138,142,321

James Mid Cap Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,517,649	$–	$–	$14,517,649
Short Term Investments	484,702	–	–	484,702
Total	$15,002,351	$–	$–	$15,002,351

James Micro Cap Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,420,182	$–	$–	$12,420,182
Short Term Investments	1,247,949	–	–	1,247,949
Total	$13,668,131	$–	$–	$13,668,131

James Long-Short Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,695,746	$–	$–	$13,695,746
Exchange Traded Funds	176,083	–	–	176,083
Short Term Investments	31,809	–	–	31,809
Total	$13,903,638	$–	$–	$13,903,638

Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$ (26,690)	$–	$–	$ (26,690)
Total	$ (26,690)	$–	$–	$ (26,690)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the three months ended September 30, 2013, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the three months ended September 30, 2013, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2013, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Borrowing and Leverage

Each Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary purposes only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made. A Fund may pledge assets in connection with such borrowings. For the quarter ended September 30, 2013, the average borrowings and interest rate for the James Long-Short Fund under the line of credit were $1,354,839 and 3.25%, respectively. As of September 30, 2013, there were no outstanding borrowings.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The following information is computed on a tax basis for each item as of September 30, 2013:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$2,250,723,458	$337,632,401	$(36,125,338)	$301,507,063
James Small Cap Fund	91,176,054	48,255,100	(1,288,833)	46,966,267
James Mid Cap Fund	10,399,250	4,675,942	(72,841)	4,603,101
James Micro Cap Fund	9,477,409	4,244,901	(54,179)	4,190,722
James Long-Short Fund	11,007,213	3,009,888	(113,463)	2,896,425

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”
(“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilities comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 20, 2013

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	November 20, 2013